Related parties (Tables)	6 Months Ended
Jun. 30, 2020
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of June 30, 2020 and December 31, 2019 are as follows:

	Balance as of June 30,	Balance as of December 31,
	2020	2019
	($ in thousands)
Credit receivables (current)	10,368	13,350
Total current receivables with related parties	10,368	13,350

Credit receivables (non-current)	21,057	21,355
Total non-current receivables with related parties	21,057	21,355

Credit payables (current)	21,013	23,979
Total current payables with related parties	21,013	23,979

Credit payables (non-current)	14,102	17,115
Total non-current payables with related parties	14,102	17,115

Related party transactions
The transactions carried out by entities included in these consolidated condensed interim financial statements with related parties not included in the consolidation perimeter of Atlantica, for the six-month periods ended June 30, 2020 and 2019 have been as follows:

	For the six-month period ended June,
	2020	2019
	($ in thousands)
Financial income	782	12
Financial expenses	(84)	(104)